Canterbury Portfolio Thermostat Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
EXCHANGE-TRADED FUNDS — 88.29% Shares Fair Value
Communication Services Select Sector SPDR
®
Fund 17,360 $ 1,430,464
Consumer Discretionary Select Sector SPDR
®
Fund 7,315 1,319,845
First Trust Global Tactical Commodity Strategy
(a)
51,280 1,229,694
Health Care Select Sector SPDR
®
Fund 10,780 1,424,577
Industrial Select Sector SPDR
®
Fund 13,415 1,386,574
Invesco CurrencyShares Canadian Dollar Trust
(a)
25,985 2,043,201
Invesco S&P 500
®
Equal Weight ETF 15,700 2,397,077
iShares MSCI EAFE ETF 17,140 1,362,459
ProShares Short FTSE China 50
(a)
74,480 1,177,290
SPDR
®
Portfolio S&P 500
®
Value ETF 34,150 1,361,219
Technology Select Sector SPDR
®
Fund 8,900 1,365,260
Vanguard Real Estate ETF 14,130 1,501,878
17,999,538
Total Exchange-Traded Funds (Cost $16,894,614) 17,999,538
MONEY MARKET FUNDS - 11.79%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Class, 0.03%
(b)
2,402,907 2,402,907
Total Money Market Funds (Cost $2,402,907) 2,402,907
Total Investments — 100.08% (Cost $19,297,521) 20,402,445
Liabilities in Excess of Other Assets — (0.08)% (16,332)
NET ASSETS — 100.00% $ 20,386,113
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt